Share-Based Payments - Assumptions of Warrants (Details) - Warrants	12 Months Ended
Dec. 31, 2022 $ / shares
Share-Based Payments
Expected term (in years)	6 years 6 months
Risk-free interest rate	3.66%
Expected volatility	85.00%
Share price	$ 2.10